Income Taxes and Distributions (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provision
Current	$ 4,785,000	$ 389,000	$ 319,000
Deferred	2,827,000	999,000	45,000
Income tax provision	$ 7,612,000	$ 1,388,000	$ 364,000